PUBLIC OFFERING AND NASDAQ UPLISTING (Details Narrative)		6 Months Ended		9 Months Ended	12 Months Ended
	May 23, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jul. 06, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
Gross proceeds			$ 1,640,000	$ 3,529,000	$ 3,393,000	$ 9,001,000
Underwriter warrants to purchase | shares		902,113		902,113
Warrant term							2 years 6 months
Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction | shares	1,000,000
Common stock, par value | $ / shares	$ 0.01
Gross proceeds	$ 4,000,000
Underwriting discounts and commissions and other estimated offering expenses	$ 600,000
Sale of stock, price per share | $ / shares	$ 4.00
Net proceeds	$ 3,400,000
Underwriter warrants to purchase | shares	100,000
Sale of stock, percentage	10.00%
Exercise price per share | $ / shares	$ 5.00
Warrant term	5 years
Fair value adjustment of warrants	$ 244,000
Underwriting Agreement [Member] | Measurement Input, Exercise Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant measurement input	2.90
Underwriting Agreement [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant term	3 years
Underwriting Agreement [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant measurement input	176
Underwriting Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant measurement input	0
Underwriting Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant measurement input	2.63